Bank Owned Life Insurance And Annuities (Summary of Changes in Cash Value of BOLI and Annuities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 14,069	$ 13,568
Earnings	423	454
Premiums on existing policies	70	70	70
Annuity payments received	13	23	57
Proceeds from life insurance claim	(147)
Balance	14,402	14,069	13,568
Life Insurance Segment [Member]
Balance	13,718	13,222
Earnings	409	440
Premiums on existing policies	56	56
Proceeds from life insurance claim	(147)
Balance	14,036	13,718
Deferred Annuities [Member]
Balance	327	300
Earnings	13	13
Premiums on existing policies	14	14
Balance	354	327
Payout Annuities [Member]
Balance	24	46
Earnings	1	1
Annuity payments received	13	23
Balance	$ 12	$ 24